UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             September 30, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       Gregory D'Amico                 Knoxville, Tennessee        10/09/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         82
                                             -------------------------

Form 13F Information Table Value Total:      $  152,060
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
ADOBE SYS INC                   COM       00724F101       1325     55250    SH             SOLE                 55250
AFFYMETRIX INC                  COM       00826T108        979     61000    SH             SOLE                 61000
AGILENT TECHNOLOGIES            COM       00846U101        117      6000    SH             SOLE                  6000
AMDOCS LTD                      COM       G02602103       4118    154520    SH             SOLE                154520
AMERICAN INTERNATIONAL GROUP    COM        26874107       3627     46500    SH             SOLE                 46500
ANADARKO PETE CORP              COM        32511107        721     15000    SH             SOLE                 15000
ANALOG DEVICES INC              COM        32654105       3765    115140    SH             SOLE                115140
AOL TIME WARNER                 COM       00184A105       4452    134500    SH             SOLE                134500
APPLIED BIOSYSTEMS              COM        38020103       4606    188762    SH             SOLE                188762
ASTROPOWER INC                  COM       04644A101       3865    112005    SH             SOLE                112005
AXT INC                         COM       00246W103        849     80087    SH             SOLE                 80087
BARRA INC                       COM        68313105       2468     58745    SH             SOLE                 58745
BJ SVCS CO                      COM        55482103        571     32070    SH             SOLE                 32070
BROADWING INC                   COM       111620100       1335     83000    SH             SOLE                 83000
CALPINE CORP                    COM       131347106       1598     70055    SH             SOLE                 70055
CAMINUS CORP                    COM       133766105        294     20000    SH             SOLE                 20000
CHECK POINT SOFTWARE            COM       M22465104       1569     71254    SH             SOLE                 71254
CITIGROUP INC                   COM       172967101       3870     95550    SH             SOLE                 95550
CLEAR CHANNEL COMMUN            COM       184502102       2041     51340    SH             SOLE                 51340
COMVERSE TECHNOLOGY             COM       205862402       3602    175898    SH             SOLE                175898
CREE INC                        COM       225447101        740     50050    SH             SOLE                 50050
CVS CORP                        COM       126650100       2126     64025    SH             SOLE                 64025
DOMINION RES VA                 COM       25746U109       4652     78390    SH             SOLE                 78390
DPL INC                         COM       233293109        272     11175    SH             SOLE                 11175
DUKE ENERGY CORP                COM       264399106       4818    127290    SH             SOLE                127290
DYNEGY INC                      COM       26816Q101       3630    104750    SH             SOLE                104750
EMERSON ELEC CO                 COM       291011104       1477     31395    SH             SOLE                 31395
ENRON CORP                      COM       293561106       2208     81085    SH             SOLE                 81085
EXPRESS SCRIPTS                 COM       302182100       1660     30000    SH             SOLE                 30000
FACTSET RESEARCH                COM       303075105        974     40160    SH             SOLE                 40160
FANNIE MAE                      COM       313586109       4143     51750    SH             SOLE                 51750
FLEETBOSTON FINL CORP           COM       339030108       3153     85790    SH             SOLE                 85790
GEMSTAR-TV GUIDE                COM       36866W106         20      1000    SH             SOLE                  1000
GENERAL ELEC CO                 COM       369604103        189      5075    SH             SOLE                  5075
HEALTH CARE PROPERTIES          COM       421915109       1040     27050    SH             SOLE                 27050
HISPANIC BROADCASTING           COM       43357B104        805     50000    SH             SOLE                 50000
HYDRIL CO                       COM       448774109        279     20000    SH             SOLE                 20000
INTERNATL RECTIFIER             COM       460254105        954     35030    SH             SOLE                 35030
INTERSIL CORP                   COM       46069S109       3488    124915    SH             SOLE                124915
INVITROGEN CORP                 COM       46185R100       5202     79100    SH             SOLE                 79100
KEYCORP                         COM       493267108       1497     62000    SH             SOLE                 62000
KEYSPAN CORP                    COM       49337W100       1330     40000    SH             SOLE                 40000
KINDER MORGAN INC               COM       49455P101        246      5000    SH             SOLE                  5000
KOPIN CORP                      COM       500600101       2172    208265    SH             SOLE                208265
LIBERTY MEDIA CO.               COM       530718105       1592    135500    SH             SOLE                135500
MAXWELL TECH                    COM       577767106        281     43270    SH             SOLE                 43270
MERCURY INTERACTIVE             COM       589405109        381     20000    SH             SOLE                 20000
MICROSEMI CORP                  COM       595137100       2033     78050    SH             SOLE                 78050
NATIONAL CITY CORPORATION       COM       635405103       1846     61650    SH             SOLE                 61650
NISOURCE                        COM       65473P105       3221    138175    SH             SOLE                138175
NOKIA CORP                      COM       654902204       1508     96385    SH             SOLE                 96385
NORTH FORK BANCORP NY           COM       659424105       2984    100325    SH             SOLE                100325
NVIDIA CORP                     COM       67066G104       1979     72030    SH             SOLE                 72030
ORBOTECH LTD                    COM       M75253100        227     12055    SH             SOLE                 12055
PIXELWORKS INC                  COM       72581M107       1525    121045    SH             SOLE                121045
QLOGIC CORP                     COM       747277101         22      1150    SH             SOLE                  1150
QUALCOMM                        COM       747525103       3622     76180    SH             SOLE                 76180
RF MICRODEVICES                 COM       749941100       2921    175975    SH             SOLE                175975
RSA SEC INC                     COM       749719100       1045     77625    SH             SOLE                 77625
SANDISK                         COM       80004C101         60      6050    SH             SOLE                  6050
SBC COMMUNICATIONS              COM       78387G103        947     20100    SH             SOLE                 20100
SCHLUMBERGER                    COM       806857108       1934     42320    SH             SOLE                 42320
SEITEL                          COM       816074306        201     20000    SH             SOLE                 20000
SPINNAKER EXPL                  COM       84855W109        354     10000    SH             SOLE                 10000
SPRINT CORP PCS                 COM       852061506       4010    152535    SH             SOLE                152535
STATE STR                       COM       857477103       3374     74150    SH             SOLE                 74150
SYMANTEC                        COM       871503108       2344     67600    SH             SOLE                 67600
SYMBOL TECHNOLOGIES             COM       871508107       2054    195815    SH             SOLE                195815
TEXAS INSTRS                    COM       882508104       1029     41200    SH             SOLE                 41200
TRUSTCO BK CORP NY              COM       898349105        622     45287    SH             SOLE                 45287
TYCO INTL                       COM       902124106       4602    101150    SH             SOLE                101150
ULTICOM                         COM       903844108        187     23000    SH             SOLE                 23000
VERISIGN                        COM       9.23E+114        886     21150    SH             SOLE                 21150
VERITAS SOFTWARE                COM       923436109       1887    102345    SH             SOLE                102345
VERIZON                         COM       92343V104       1932     35700    SH             SOLE                 35700
WAL-MART STORES                 COM       931142103        990     20000    SH             SOLE                 20000
WALGREENS                       COM       931422109        689     20000    SH             SOLE                 20000
WEATHERFORD INTERNATIONAL       COM       947074100        530     20795    SH             SOLE                 20795
WORLDCOM INC GA NEW WRLDCOM     COM       98157D106       1966    130700    SH             SOLE                130700
XILINX INC                      COM       983919101       2472    105075    SH             SOLE                105075
XTO ENERGY                      COM       98385X106        209     15000    SH             SOLE                 15000
ZEBRA TECHNOLOGIES CP CL A      COM       989207105        749     20000    SH             SOLE                 20000

REPORT SUMMARY           82 DATA RECORDS              $152,060                      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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